Other Commitments and Contingencies and Derivatives - Summary Information Regarding the Derivatives (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Customer Interest Rate Swap [Member]	Dec. 31, 2013 3rd Party Interest Rate Swap [Member]
Loss Contingencies [Line Items]
Notional amount	$ 4,800	$ 35,900	$ 11,268	$ 11,268
Maturity			Oct. 17, 2033	Oct. 17, 2033
Interest rate paid			1 Mo Libor + 175bp	Fixed (4.1052%)
Interest rate received			Fixed (4.1052%)	1 Mo Libor + 175bp
Fair value			$ 57	$ (57)